Stock awareness program (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock awarness expense		$ 146,300	$ 402,845
Issuance of stock value			79,705
Derivative liability			83,572
Agora Internet Relations Corp [Member]
Stock awarness expense			161,332
Issuance of stock value			$ 26,334
Issuance of common shares			156,510
Research Capital Corporation [Member]
Issuance of stock value			$ 179,293
Issuance of common shares			230,000